Acquisition of Ocean Freight - Additional information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 26, 2011 OceanFreight	Nov. 03, 2011 OceanFreight	Dec. 31, 2011 OceanFreight
Total Per Share Consideration				$ 19.85
Per Share Cash Consideration				$ 11.25
Number Of Shares Received By Acquiree Shareholders				0.52326
Business Combination Number Of Shares Acquired				3,000,856
Percentage of shares acquired				50.50%
Payments to acquire business, gross					$ 66,895
Business Aquisition Value Of Shares Transferred					48,687
Additional paid in capital	2,824,702	2,837,525				11,552
Other Comprehensive Income / (Loss) of subsidiary	$ 3,885	$ 24,166	$ 11,164			$ 926